RESTRUCTURING CHARGES AND SEPARATION COSTS	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGES AND SEPARATION COSTS
NOTE 20. RESTRUCTURING CHARGES AND SEPARATION COSTS
RESTRUCTURING AND OTHER CHARGES. This table is inclusive of all restructuring charges in our segments and at Corporate, and the charges are shown below for the business where they originated. Separately, in our reported segment results, significant, higher-cost restructuring programs are excluded from measurement of segment operating performance for internal and external purposes; those excluded amounts are reported in Restructuring and other charges for Corporate.

RESTRUCTURING AND OTHER CHARGES	2022	2021	2020
Workforce reductions	$281	$568	$748
Plant closures & associated costs and other asset write-downs	533	117	305
Acquisition/disposition net charges and other	30	(21)	63
Total restructuring and other charges	$845	$664	$1,116

Cost of equipment/services	$206	$348	$474
Selling, general and administrative expenses	669	390	653
Other (income) loss	(31)	(75)	(11)
Total restructuring and other charges	$845	$664	$1,116

Aerospace	$20	$70	$397
Renewable Energy	177	204	213
Power	155	369	236
Corporate	494	20	270
Total restructuring and other charges	$845	$664	$1,116
Restructuring and other charges cash expenditures	$415	$683	$1,077

An analysis of changes in the liability for restructuring follows.

	2022	2021	2020
Balance at January 1	$825	$1,065	$1,400
Additions	479	550	752
Payments	(310)	(570)	(881)
Remeasurement	15	(168)	(145)
Effect of foreign currency and other	(31)	(52)	(60)
Balance at December 31(a)	$977	$825	$1,065
(a) Includes actuarial determined post-employment severance benefits reserve of $348 million, $321 million and $499 million as of December 31, 2022, 2021 and 2020, respectively.

For the year ended December 31, 2022, restructuring and other initiatives primarily included exit activities related to the restructuring program announced in the fourth quarter reflecting lower Corporate shared-service and footprint needs as a result of the GE HealthCare spin. It also includes exit activities associated with the plan announced in October 2022 to undertake a restructuring program across our businesses planned to be part of GE Vernova, primarily reflecting the selectivity strategy to operate in fewer markets and to simplify and standardize product variants at Renewable Energy. We recorded total charges of $845 million, consisting of $366 million primarily in non-cash impairment, accelerated depreciation and other charges, not reflected in the table above, and $479 million primarily in employee workforce reduction and contract related charges, which are reflected in the table above. We incurred $415 million in cash outflows related to restructuring actions, primarily for employee severance payments.

For the year ended December 31, 2021, restructuring and other initiatives primarily included exit activities at our Power business related to our new coal build wind-down actions, which included the exit of certain product lines, closing certain manufacturing and office facilities and other workforce reduction programs. We recorded total charges of $664 million, consisting of $114 million primarily in non-cash impairment, accelerated depreciation and other charges, not reflected in the table above, and $550 million primarily in employee workforce reduction charges, which are reflected in the table above. We incurred $683 million in cash outflows related to restructuring actions, primarily for employee severance payments.

For the year ended December 31, 2020, restructuring and other initiatives primarily included actions related to the impacts of the COVID-19 pandemic on our Aerospace business and Corporate cost reduction programs, which included closing certain manufacturing and office facilities and other workforce reduction programs. We recorded total charges of $1,116 million, consisting of $364 million in non-cash asset impairments and other charges, not reflected in the table above, and $752 million primarily in workforce reduction charges, which are reflected in the table above. We incurred $1,077 million in cash outflows related to restructuring actions, primarily for employee severance payments.

SEPARATION COSTS. In November 2021, the company announced its plan to form three industry-leading, global public companies focused on the growth sectors of aviation, healthcare, and energy. As a result of this plan, we expect to incur separation, transition, and operational costs, which will depend on specifics of the transactions.
We incurred pre-tax separation costs of $715 million, primarily related to employee costs, costs to establish certain stand-alone functions and information technology systems, professional fees, and other transformation and transaction costs to transition to three stand-alone public companies, for the year ended December 31, 2022. These costs are presented as separation costs in our consolidated Statement of Earnings (Loss). In addition, we incurred $17 million of net tax benefit, including taxes associated with planned legal entity restructuring and changes to indefinite reinvestment of foreign earnings, for the year ended December 31, 2022. We spent $158 million in cash for the year ended December 31, 2022.As discussed in Note 2, GE completed the previously announced separation of its HealthCare business, into a separate, independent publicly traded company, GE HealthCare Technologies Inc. (GE HealthCare). As a result, pre-tax separation costs specifically identifiable to GE HealthCare are now reflected in Discontinued operations. For the year ended December 31, 2022, we incurred $258 million in pre-tax costs, $54 million of net tax benefit, and spent $103 million in cash related to GE HealthCare.